Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash	$ 725	$ 47		$ 510
Other receivables	0	12		58
Prepaid expenses	2,659	2,977		33
Total current assets	3,384	3,036		601
Forward option-prepaid forward contracts, net	0	1,729		0
Other assets	2	2		2
Total assets	3,386	4,767		603
Current liabilities
Accounts payable	3,022	1,927		85
Accrued expenses	1,531	2,245		186
Notes payable	493	1,178		0
Convertible notes - related party, net of discount		0		2,378
Convertible notes derivative liability		0		471
Convertible note	2,390	0
Warrants liability	500	0
Contingent upfront payment for license agreement	100
Total current liabilities	8,036	5,350		3,120
Forward option-prepaid forward contracts, net	489	0
Notes payable, net of deferred financing costs	5,745	7,652		0
Government loans		0		63
Convertible notes - related party, net of discount, net of current portion		0		181
Convertible notes derivative liability, net of current portion		0		55
Total liabilities	14,270	13,002		3,419
Commitments and contingencies
Stockholders' deficit
Common stock	1	1
Additional paid-in capital	93,702	91,089		73,495
Accumulated deficit	(104,587)	(99,325)		(76,312)
Total stockholders' deficit	(10,884)	(8,235)	[1]	(2,816)	[1]
Total liabilities and stockholders' deficit	$ 3,386	4,767		603
Class A Common Stock [Member]
Stockholders' deficit
Common stock		$ 1		$ 1

[1]	Retroactively restated to give effect to the reverse recapitalization